Income Tax: (Details Narrative) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Recorded By The Company		$ 0.0	$ 1.1
The Companys Income Tax Receivable		$ 8.1
Proceeds from Income Tax Refunds	$ 0.6